CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable	$ 17,643	$ 12,941
Advance from customers	21,731	17,732
Accrued expenses and other current liabilities	$ 28,642	$ 22,688
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	203,349,887	150,011,929
Ordinary shares, shares outstanding	187,214,651	134,456,369
Treasury stock, shares	14,011,790	13,525,810
Consolidated VIEs
Accounts payable	$ 135	$ 5
Accrued expenses and other current liabilities	$ 1,012	$ 4,673